Debt securities in issue - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Covered bond programme
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Instruments providing security for bonds	£ 33,936	£ 22,072
Restricted cash and cash equivalents	3,695	3,326
Securitisation programme
Schedule Of Securitisation And Covered Bond Programmes [Line Items]
Instruments providing security for notes	£ 29,372	£ 27,418